Commitments and contingencies - Additional information (Details)				1 Months Ended		12 Months Ended
	Mar. 18, 2021 USD ($)	Mar. 18, 2021 PEN (S/)	Jan. 05, 2021 USD ($) installment	Mar. 31, 2021 USD ($)	Jun. 23, 2004	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 PEN (S/)	Jan. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Oct. 31, 2021 USD ($)	Jun. 11, 2021 USD ($)	Jun. 11, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Jan. 05, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)	Dec. 14, 2020 USD ($)	Dec. 14, 2020 PEN (S/)	Dec. 20, 2019 USD ($)	Dec. 20, 2019 PEN (S/)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 PEN (S/)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 PEN (S/)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						$ 9,902,000	$ 10,871,000						S/ 39,590,000							S/ 43,462,000
Recoverability of litigation amount						236,500,000		$ 190,500,000
Declared tax deductions not recognized						252,157,000,000,000
Description of material leasing arrangements by lessor classified as operating lease							Legal procedures -
Tax expense (income), continuing operations						(23,671,000)	$ 25,430,000	(25,590,000)
Finance costs						60,629,000	37,822,000	42,173,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						2,626,000							10,500,000
Tax assessment value			$ 376,675,000																S/ 1,505,948,000
Number of equal monthly payments | installment			66
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts							29,000,000
Tax payment based on exchange rates												$ 73,000,000
Tax expense (income), continuing operations						51,029,000	53,018,000	64,928,000
Provision for tax Dispute related to the amortization of the contractual rights							29,000,000
Maximum amount of potential excessive interest against which the company has filed an objection						50,000,000
Maximum amount of duplicity of criteria against which the company has filed an objection						73,000,000	68,000,000
Amount of Tax Claims Receivable						68,000,000						$ 72,000,000		$ 80,000,000
Finance costs				$ 55,000,000		92,970,000	$ 36,699,000	57,629,000
Minera Yanacocha SRL and subsidiary [Member] | Los Tapados S.A [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales							3.00%
Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																							$ 30,255,000	S/ 120,262,000
Declared tax deductions not recognized																	$ 34,826,000	S/ 139,235,000
Appeal Proceedings Provision for collection of Doubtful Debt and Unfounded Income Case [Member]
Disclosure of Commitments and contingencies [Line Items]
Provision for collection of doubtful debts																											$ 16,664,000	S/ 66,623,000
Provision for tax Dispute related to the amortization of the contractual rights																											16,664,000	66,623,000
Legal Proceedings [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						4,100,000	$ 5,400,000
Legal Proceedings, Tax [Member]
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						5,900,000	6,300,000
Lack of Recognition of Amortization as per Mining Law [Member]
Disclosure of Commitments and contingencies [Line Items]
Amount of Tax Claims Receivable															$ 323,000	S/ 1,270,000
Tax year 2009 and 2010 | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized										$ 19,015,000																				S/ 76,023,000
Compensation of tax losses										140,510,000	S/ 561,758,000
Year 2014 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																											$ 23,736,000	S/ 94,898,000
Year 2007 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																																	$ 264,210,000	S/ 1,056,310,000
Year 2008 [Member] | Open tax procedure | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized																															$ 382,938,000	S/ 1,530,985,000
Year 2009 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount						4,823,000							19,171,000
Income tax liabilities																					$ 50,679,000	S/ 202,614,000
Empresa de Generacin Huanza S.A
Disclosure of Commitments and contingencies [Line Items]
Contingent liability						$ 1,999,000	$ 1,884,000						S/ 7,993,000							S/ 7,532,000
Empresa de Generacin Huanza S.A | Year 2014 [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Unrecognized Depreciation expense										$ 6,886,000	S/ 27,532,000
Rio Seco
Disclosure of Commitments and contingencies [Line Items]
Collection of debt forced amount																									$ 3,162,000	S/ 11,153,000
Rio Seco | Omission of Payment of General Sales Tax [Member] | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability																																	$ 454,000	S/ 1,815,000
San Jose Reservoir Trust [Member]
Disclosure of Commitments and contingencies [Line Items]
Outstanding commitments made by entity, related party transactions																													$ 6,321,000
Minera La Zanja S.R.L. [Member] | Tax year 2013 and 2015 | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Disallowance of development cost	$ 860,000	S/ 3,438,000						$ 770,000	S/ 3,060,000
Sindicato Minero de Orcopampa S.A., note 29(b) [Member]
Disclosure of Commitments and contingencies [Line Items]
Lease concession expense, Percent						10.00%
S.M.R.L. Chaupiloma Dos de Cajamarca | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales						3.00%	3.00%
Minimum | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales				1.00%
Maximum | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales				0.90%
Maximum | Cerro Verde [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales					3.00%